RELATED PARTY TRANSACTIONS - Schedule of ANTA Sports and subsidiaries (Details) - ANTA Sports and subsidiaries - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries and costs reimbursed	$ 18.9	$ 14.2	$ 33.4	$ 23.8
Sales of goods and services to ANTA Sports and subsidiaries and costs recovered	$ 23.2	$ 12.0	$ 34.4	$ 19.4